Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 16	$ 26	$ 31	$ 52
Interest costs	40	28	80	56
Expected return on plan assets	(50)	(48)	(100)	(97)
Amortization of actuarial (gains) losses	(3)	1	(5)	2
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	2	(3)	6	(5)
Net benefit cost	4	3	11	7
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	6	8	11	17
Interest costs	7	6	15	11
Expected return on plan assets	(5)	(5)	(11)	(11)
Amortization of actuarial (gains) losses	(5)	(3)	(9)	(5)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	1	1	3	2
Net benefit cost	$ 3	$ 6	$ 8	$ 13